Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0000023217
Registrant Name	CONAGRA BRANDS INC.
Registration File Number	333-280760
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES